RELATED PARTY TRANSACTIONS - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure Of Transactions Between Related Parties [Line Items]
Directors' remuneration expense | $		$ 3,189	$ 2,006	$ 1,202
Share options granted (in shares)		359,666	875,544	4,186,770
Restricted shares expense
Disclosure Of Transactions Between Related Parties [Line Items]
Number of other equity instruments granted in share-based payment arrangement		33,194	32,942	0
Plan and Founders Award
Disclosure Of Transactions Between Related Parties [Line Items]
Share options granted (in shares)	4,056,770	359,666	875,544	4,186,770
Plan and Founders Award | Chief Executive and Chief Operating Officers
Disclosure Of Transactions Between Related Parties [Line Items]
Share options granted (in shares)				4,056,770
Non-executive Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Number of other equity instruments granted in share-based payment arrangement		44,666	156,124
Non-executive Directors | Restricted shares expense
Disclosure Of Transactions Between Related Parties [Line Items]
Number of other equity instruments granted in share-based payment arrangement		33,194	32,942
Key Executive
Disclosure Of Transactions Between Related Parties [Line Items]
Balance outstanding to a related party | $		$ 1,640	$ 1,399
Share options granted (in shares)			400,000